Reverse Stock Split	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Reverse Stock Split

10. Reverse Stock Split

On September 25, 2014, the Company’s Board of Directors and stockholders approved a 1-for-3 reverse stock split of the Company’s common stock. The reverse stock split became effective on September 25, 2014. Upon the effectiveness of the reverse stock split, (i) every three shares of outstanding common stock was combined into one share of common stock, (ii) the number of shares of common stock into which each outstanding warrant or option to purchase common stock is exercisable was proportionally decreased, (iii) the exercise price of each outstanding warrant or option to purchase common stock was proportionately increased, and (iv) the conversion ratio for each share of preferred stock outstanding was proportionately reduced. Unless otherwise indicated, all of the share numbers, share prices and exercise prices in these consolidated financial statements have been adjusted, on a retroactive basis, to reflect this 1-for-3 reverse stock split.